Other Current Assets and Accrued Income - Summary of Accrued Income (Details) - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Current prepayments and current accrued income including current contract assets [abstract]
Balance as of January 1,	SFr 993	SFr 629
Accrued income recognized during the period	519	545
Foreign exchange revaluation	14	5
Balance as of June 30,	SFr 1,526	SFr 1,179